Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	¥ 1,272,898	¥ 1,470,701
Provision for (reversal of) credit losses	61,772	(97,785)
Charge-offs	123,506	211,367
Recoveries collected	32,565	29,825
Net charge-offs	90,941	181,542
Other	51,028	65,863
Balance at end of period	1,294,757	1,257,237
ASU 2022-02
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Other	18,869
Commercial
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	719,589	934,086
Provision for (reversal of) credit losses	(17,974)	(164,085)
Charge-offs	36,943	130,524
Recoveries collected	9,720	6,096
Net charge-offs	27,223	124,428
Other	1,580	12,307
Balance at end of period	675,972	657,880
Residential
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	59,747	69,887
Provision for (reversal of) credit losses	433	(5,867)
Charge-offs	459	110
Recoveries collected	2	11
Net charge-offs	457	99
Other	0	0
Balance at end of period	59,723	63,921
Card
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	42,469	40,768
Provision for (reversal of) credit losses	10,255	10,326
Charge-offs	10,158	8,867
Recoveries collected	393	431
Net charge-offs	9,765	8,436
Other	(7,666)	0
Balance at end of period	35,293	42,658
MUAH
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	3,428	30,365
Provision for (reversal of) credit losses		4,792
Charge-offs		10,083
Recoveries collected		2,270
Net charge-offs		7,813
Other		3,191
Balance at end of period	1,151	30,535
Krungsri
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	358,031	322,386
Provision for (reversal of) credit losses	47,303	39,380
Charge-offs	60,017	38,792
Recoveries collected	13,959	12,028
Net charge-offs	46,058	26,764
Other	45,955	40,167
Balance at end of period	405,231	375,169
Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	93,062	73,209
Provision for (reversal of) credit losses	21,755	17,669
Charge-offs	15,929	22,991
Recoveries collected	8,491	8,989
Net charge-offs	7,438	14,002
Other	11,159	10,198
Balance at end of period	¥ 118,538	¥ 87,074